Contingent Liabilities and Commitments	6 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
Contingent Liabilities and Commitments
23. CONTINGENT LIABILITIES AND COMMITMENTS

	30 June 2023	31 December 2022
	£m	£m
Guarantees given to third parties	436	448
Formal standby facilities, credit lines and other commitments	33,289	31,410
	33,725	31,858
Where the items set out below can be reliably estimated, they are disclosed in the table above. There have been no significant changes to the contingent liabilities as set out in Note 31 to the Consolidated Financial Statements in the 2022 Annual Report, except as set out below:
Other legal actions and regulatory matters
Santander UK engages in discussion, and co-operates, with the FCA, PRA, CMA and other regulators and government agencies in various jurisdictions in their supervision and review of Santander UK including reviews exercised under statutory powers, regarding its interaction with past and present customers, both as part of general thematic work and in relation to specific products, services and activities. During the ordinary course of business, Santander UK is also subject to complaints and threatened legal proceedings brought by or on behalf of current or former employees, customers, investors or other third parties, in addition to legal and regulatory reviews, challenges and tax or enforcement investigations or proceedings in various jurisdictions. All such matters are assessed periodically to determine the likelihood of Santander UK incurring a liability.
In those instances where it is concluded that it is not yet probable that a quantifiable payment will be made, for example because the facts are unclear or further time is required to fully assess the merits of the case or to reasonably quantify the expected payment, no provision is made. In addition, where it is not currently practicable to estimate the possible financial effect of these matters, no provision is made.
Payment Protection Insurance
AXA France IARD and AXA France Vie (former GE Capital Corporation Group entities (GE Capital), known as Financial Insurance Company Ltd (FICL) and Financial Assurance Company Ltd (FACL), acquired by AXA SA in 2015) (together, AXA France) have brought a claim for £552m (plus interest) against (i) Santander Cards UK Limited (former GE Capital entity known as GE Capital Bank Limited (GECB), which was acquired by Banco Santander SA in 2008 and subsequently transferred to Santander UK plc); and (ii) Santander Insurance Services UK Limited (a Banco Santander SA subsidiary) (together the Santander Entities). The claim relates to the allocation of liability for compensation and associated costs in respect of a large number of PPI policies distributed by GECB pre-2005, which were underwritten by FICL and FACL. AXA France reduced their claim from £670m (plus interest) to £552m (plus interest) in their Re-Re-Amended Particulars of Claim dated 29 June 2023. The Santander Entities strongly refute the claim. Trial has been fixed for six weeks, beginning on 3 March 2025.
There are ongoing factual issues to be resolved which may have legal consequences including in relation to liability. These issues create uncertainties which mean that it is difficult to reliably predict the outcome or the timing of the resolution of the matter. The litigation and other regulatory provision in Note 21 includes our best estimate of the Santander Entities’ liability to the specific portfolio. Further information has not been provided on the basis that it would be seriously prejudicial to the Santander Entities’ interests in connection with the dispute.
In addition, and in relation to PPI more generally, the PPI provision includes an amount relating to legal claims challenging the FCA’s industry guidance on the treatment of Plevin / recurring non-disclosure assessments. This provision is based on current stock levels, future projected claims, and average redress. There remains a risk that volumes received in future may be higher than forecast. The provision in Note 21 includes our best estimate of Santander UK’s liability for the specific issue. The actual cost of customer compensation could differ from the amount provided. It is not currently practicable to provide an estimate of the risk and amount of any further financial impact.
German dividend tax arbitrage transactions
In June 2018 the Cologne Criminal Prosecution Office and the German Federal Tax Office commenced an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions (known as cum/ex transactions). These transactions allegedly exploited a loophole of a specific German settlement mechanism through short-selling and complex derivative structuring which resulted in the German government either refunding withholding tax where such tax had not been paid or refunding it more than once. The German authorities are investigating numerous institutions and individuals in connection with alleged transactions and practices which may be found to be illegal under German law.
During H123 we continued to cooperate with the German authorities and, with the assistance of external experts, to progress an internal investigation into the matters in question. From Santander UK plc’s perspective, the investigation is focused principally on the period 2009-2011 and remains on-going. There remain factual issues to be resolved which may have legal consequences including potentially material financial penalties. These issues create uncertainties which mean that it is difficult to predict the resolution of the matter including timing or the significance of the possible impact. These uncertainties mean it is not currently possible to make a reliable assessment of the size of any related potential liability.
Motor Finance Broker Commissions
Following the FCA’s Motor Market review, Santander Consumer (UK) plc (SCUK) has received a number of county court claims and complaints in respect of its historical commission arrangements and is monitoring industry developments for potential liabilities for claims related to the use of discretionary commission models prior to the Motor Market review. It is possible that further claims and complaints may be received. A claim has been issued against SCUK, Santander UK plc and others in the Competition Appeal Tribunal (CAT), alleging that SCUK’s historical commission arrangements in respect of used car financing operated in breach of the Competition Act 1998. While it is possible that certain costs will be incurred in relation to existing or future county court claims, complaints and the CAT proceedings, the resolution of such matters is not possible to predict with any certainty. It is also not considered that a legal or constructive obligation has been incurred in relation to such matters that would require a provision to be recognised at this stage. In view of the inherent uncertainties, it is therefore also not possible to estimate the extent of any financial impact.
Taxation
The Santander UK group engages in discussion, and co-operates, with HM Revenue & Customs (HMRC) in their oversight of the Santander UK group’s tax matters. The Santander UK group adopted the UK’s Code of Practice on Taxation for Banks in 2010.
Other
On 2 November 2015, Visa Europe Ltd agreed to sell 100% of its share capital to Visa Inc. The deal closed on 21 June 2016. As a member and shareholder of Visa Europe Ltd, Santander UK received upfront consideration made up of cash and convertible preferred stock. Following ring-fencing, the convertible preferred stock is now held by Santander Equity Investments Limited (SEIL), outside the ring-fenced bank. Conversion of the preferred stock into Class A Common Stock of Visa Inc. depends on the outcome of litigation against Visa involving UK & Ireland (UK&I) multilateral interchange fees (MIFs). In June 2020, the Supreme Court issued a judgement finding that MIFs restricted competition. In valuing the preferred stock, SEIL makes adjustments for illiquidity and the potential for changes in the conversion rate due to litigation costs.
In addition, Santander UK plc and certain other UK&I banks have agreed to indemnify Visa Inc. in the event that the preferred stock is insufficient to meet the costs of this litigation. Visa Inc. has recourse to this indemnity once more than €1bn of losses relating to UK&I MIFs have arisen or once the total value of the preferred stock issued to UK&I banks on closing has been reduced to nil. Santander UK plc's liability under this indemnity is capped at €39.85m. At this stage, it is unclear whether the litigation will give rise to more than €1bn of losses relating to UK&I MIFs which means it is not practicable to predict the resolution of the matter including the timing or the significance of the possible impact.
As part of the sale of subsidiaries, businesses and other entities, and as is normal in such circumstances, entities within the Santander UK group have given warranties and/or indemnities to the purchasers.